Average Annual Total Returns - Eaton Vance National Ultra-Short Municipal Income Fund	Bloomberg 1 Year Municipal Bond Index One Year	Bloomberg 1 Year Municipal Bond Index Five Years	Bloomberg 1 Year Municipal Bond Index Ten Years	Advisers Class One Year	Advisers Class Five Years	Advisers Class Ten Years	Advisers Class Inception Date	Class A One Year	Class A Five Years	Class A Ten Years	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Ten Years	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Ten Years	Class I One Year	Class I Five Years	Class I Ten Years
Total	1.76%	1.43%	1.16%	none	0.97%	1.56%	Nov. 20, 2020	(2.27%)	0.50%	1.33%	(2.27%)	0.50%	1.32%	(1.14%)	0.59%	1.35%	0.17%	1.12%	1.71%